EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE
12.	EARNINGS (LOSS) PER SHARE

On June 11, 2019, Fang’s shareholders of record as of May 28, 2019 received one share of CIH Class A ordinary shares for every one share of Fang’s ordinary shares held as of the record date. For all the periods presented prior to June 11, 2019, basic and diluted earnings per share were computed using the number of shares of CIH ordinary shares outstanding as of June 11, 2019, the date on which the CIH ordinary shares were distributed to Fang’s shareholders, since there were no dilutive securities until after the separation.

12.	EARNINGS PER SHARE (continued)

The following table sets forth the basic and diluted earnings (loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended
	December 31,
	2018	2019	2020
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	165,420	245,451	(318,052)

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	89,399,642	89,399,642	89,842,465
Weighted average number of vested restricted shares	—	115,511	—

Denominator for basic net income per Class A and Class B ordinary share	89,399,642	89,515,153	89,842,465
Dilutive effect of share options and unvested restricted shares	—	30,557	—

Denominator for diluted net income per Class A and Class B ordinary share	89,399,642	89,545,710	89,842,465

Earnings (loss) per Class A and Class B ordinary share
—Basic	1.85	2.74	(3.54)
—Diluted	1.85	2.74	(3.54)

Securities that could potentially dilute basic net income (loss) per share in the future that were not included in the calculation of diluted earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as below:

	For the Year Ended December 31,
	2018	2019	2020
Warrants	—	4,662,411	4,662,411
Share options	—	7,227,971	11,217,546
Unvested restricted shares	—	—	310,475